Federated Clover Small Value Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)
CLASS R6 SHARES (TICKER VSFSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2019
The Board of Trustees of Federated Equity Funds, on behalf of Federated Clover Small Value Fund (the “Fund”), has approved the replacement of Federated Global Investment Management Corp. (“Fed Global”) with Federated Equity Management Company of Pennsylvania (FEMCOPA) as Adviser to the Fund, effective March 31, 2020. Fed Global and FEMCOPA are affiliated and each is a wholly-owned investment adviser subsidiary of Federated Hermes, Inc. Mr. Stephen K. Gutch, as an employee of FEMCOPA, will continue to serve in his current capacity as portfolio manager to the Fund, and there will be no changes to the Fund's fees and expenses.
1.  Under the section entitled “Fund Summary Information,” in order to reflect the Fund's Adviser and to update Mr. Gutch's biographical information, please replace the sub-section entitled “Fund Management” in its entirety with the following:
“The Fund's Investment Adviser is Federated Equity Management Company of Pennsylvania.
Stephen K. Gutch, CFA, Senior Portfolio Manager, has continuously managed the Fund and its predecessor since January of 2006.”
2.  Please replace the section entitled “WHO MANAGES THE FUND?” with the following:
“The Board governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 135 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $575.9 billion in assets as of December 31, 2019. Federated was established in 1955 and is one of the largest investment managers in the United States with nearly 1,900 employees. Federated provides investment products to approximately 11,500 investment professionals and institutions.
The Adviser advises approximately 16 equity mutual funds (including sub-advised funds) which totaled approximately $17.7 billion in assets as of December 31, 2019.”
3.  Please replace the first two sentences of the subsection entitled “PORTFOLIO MANAGEMENT INFORMATION - Stephen K. Gutch” with the following:
Stephen K. Gutch, CFA, Senior Portfolio Manager, has continuously managed the Fund and its predecessor since January of 2006.”
February 18, 2020
Federated Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454980 (2/20)
© 2020 Federated Hermes, Inc.

Federated Clover Small Value Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)
CLASS R6 SHARES (TICKER VSFSX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2019
The Board of Trustees of Federated Equity Funds, on behalf of Federated Clover Small Value Fund (the “Fund”), has approved the replacement of Federated Global Investment Management Corp. (“Fed Global”) with Federated Equity Management Company of Pennsylvania (FEMCOPA) as Adviser to the Fund, effective March 31, 2020. Fed Global and FEMCOPA are affiliated and each is a wholly-owned investment adviser subsidiary of Federated Hermes, Inc. Mr. Stephen K. Gutch, as an employee of FEMCOPA, will continue to serve in his current capacity as portfolio manager to the Fund, and there will be no changes to the Fund's fees and expenses.
1.	Under the heading entitled “HOW IS THE FUND ORGANIZED?” please delete the final sentence of the second paragraph and replace with the following:
“The Fund's Investment Adviser is Federated Equity Management Company of Pennsylvania (the “Adviser”).”
2.	Under the “Addresses” section, please delete the current “Investment Adviser” content and replace it with the following:
“Federated Equity Management Company of Pennsylvania
1001 Liberty Avenue
Pittsburgh, PA 15222-3779”
February 18, 2020
Federated Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454981 (2/20)
© 2020 Federated Hermes, Inc.

Federated Clover Small Value Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)
CLASS R6 SHARES (TICKER VSFSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2019
The Board of Trustees of Federated Equity Funds, on behalf of Federated Clover Small Value Fund (the “Fund”), has approved the replacement of Federated Global Investment Management Corp. (“Fed Global”) with Federated Equity Management Company of Pennsylvania (FEMCOPA) as Adviser to the Fund, effective March 31, 2020. Fed Global and FEMCOPA are affiliated and each is a wholly-owned investment adviser subsidiary of Federated Hermes, Inc. Mr. Stephen K. Gutch, as an employee of FEMCOPA, will continue to serve in his current capacity as portfolio manager to the Fund, and there will be no changes to the Fund's fees and expenses.
Under the section entitled “Fund Summary Information,” in order to reflect the Fund's Adviser and to update Mr. Gutch's biographical information, please replace the sub-section entitled “Fund Management” in its entirety with the following:
“The Fund's Investment Adviser is Federated Equity Management Company of Pennsylvania.
Stephen K. Gutch, CFA, Senior Portfolio Manager, has continuously managed the Fund and its predecessor since January of 2006.”
February 18, 2020
Federated Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454982 (2/20)
© 2020 Federated Hermes, Inc.